Tax - Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Dec. 31, 2018
Tax reconciliation
UK corporation tax	19.00%			19.00%
Operating profit before tax	£ 2,694	£ 1,826	[1]
Expected tax charge	(512)	(347)
Losses and temporary differences in period where no deferred tax asset recognised	(2)	(8)
Foreign profits taxed at other rates	5	1
Losses on disposals and write-downs	(46)	(26)
UK bank levy	(15)	(16)
Regulatory and legal actions	(5)	(154)
Other disallowable items	(40)	(34)
Alawwal bank merger gain disposal	212
other	26	8
Taxable foreign exchange movements		(5)
Losses brought forward and utilised	21	18
Banking surcharge	(155)	(188)
Tax credit paid-in equity		32
Adjustments in respect of prior periods	102	25
Actual tax charge	(194)	(709)	[1]
Deferred tax asset	1,499			£ 1,412
Deferred tax liability	463			454
NatWest Markets Plc
Tax reconciliation
Increase/(reduction) in carrying value of deferred tax asset	215
UK
Tax reconciliation
Increase/(reduction) in carrying value of deferred tax asset	215	£ (15)
Trading losses carried forward	£ 848			£ 675
Limit of offset of losses carried forward (as a percent)	25.00%

[1]	Restated. Refer to Note 2 for further details.